Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2013	Nov. 15, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	WaferGen Bio-systems, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		9,111,916
Entity Public Float			$ 2,496,641
Amendment Flag	true
Amendment Description	The Company is filing this Amendment in order to restate the Company`s condensed consolidated financial statements as of and for the three and nine months ended September 30, 2013, to reflect adjustments resulting from the Company`s determination that warrants and unit warrants issued during the three months ended September 30, 2013, could, in certain circumstances, require cash settlement and are therefore required to be classified as liabilities, as opposed to stockholders` equity.
Entity Central Index Key	0001368993
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY